Stock-Based Compensation, U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - U.S. Cellular - U.S. Cellular Common Shares - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	1,142,000
Granted number of shares	478,000
Vested number of shares	(349,000)
Forfeited number of shares	(77,000)
Nonvested stock units, end of period - Number of shares	1,194,000	1,142,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 35.60
Granted weighted average grant date fair value	37.24	$ 41.24	$ 32.06
Vested weighted average grant date fair value	34.05
Forfeited weighted average grant date fair value	35.76
Nonvested stock units - end of period weighted average grant date fair value	$ 36.70	$ 35.60
Fair value of vested stock units	$ 12.9	$ 11.1	$ 8.8
2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 35.96		$ 31.50
Fair value of vested stock units	$ 0.2		$ 0.1
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	6,000
Vested number of shares, unissued, fair value	$ 0.2
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	15,000	14,200	13,000